Income Taxes Income Taxes Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textuals) [Line Items]
Unrecognized tax benefits that would impact effective tax rate	$ 257,000,000
Income Taxes [Abstract]
Income tax expense	31,000,000	201,000,000	99,000,000
Undistributed earnings of non-United States subsidiaries where no provision has been made	8,000,000,000.0
Effective income tax rate expense rate	2.50%	12.90%	9.50%
Extension of tax credit for research activities	20,000,000
IRS Statutory Notice of Deficiency proposed assessment of additional taxes	75,000,000
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment	52,000,000
Brazilian first administrative appeal level reduction of assessed penatlites	50.00%
Recoverability of Deferred Income Tax Assets [Abstract]
Number of years of cumulative pretax income in a particular jurisdiction to determine deferred tax assets will not be recognized	three
Number of years of cumulative pretax losses in particular jurisdiction to determine if deferred tax assets can be recognized	three
Number of years estimated to resolve Brazilian tax assessment	10
Income tax examination, penalties and interest accrued	$ 57,000,000	$ 29,000,000